Fair Value Measurements and Marketable Securities - Summary of Gross Unrealized Gains and Losses of Marketable Securities (Detail)	Mar. 31, 2018 USD ($)
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	$ 22,870
Gross Unrealized Gains	0
Gross Unrealized Losses	(29)
Fair Value	22,841
U.S. Government Securities [Member]
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	8,925
Gross Unrealized Gains	0
Gross Unrealized Losses	(6)
Fair Value	8,919
U.S. Corporate Bonds [Member]
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	7,999
Gross Unrealized Gains	0
Gross Unrealized Losses	(23)
Fair Value	7,976
U.S. Commercial Paper [Member]
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	5,946
Gross Unrealized Gains	0
Fair Value	$ 5,946